AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.8%
Asset-Backed Securities — 0.9%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.782%(c)	01/19/35	40,000	$39,639,092
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.740%(c)	10/15/34	42,500	42,135,635
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.320%(c)	04/15/29	18,899	18,802,151

Total Asset-Backed Securities (cost $101,319,308)			100,576,878
Commercial Mortgage-Backed Securities — 6.4%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,782	11,868,154
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	11,894,247
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	24,866	22,529,182
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	2,227	2,209,931
Series 2015-GC31, Class A3
3.497%	06/10/48	13,585	12,924,869
Series 2015-GC33, Class A3
3.515%	09/10/58	18,252	17,455,431
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	18,577,426
Series 2016-C02, Class A3
2.575%	08/10/49	16,907	15,560,684
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	31,939,761
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,546,769
Series 2017-P07, Class A3
3.442%	04/14/50	17,818	16,308,303
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	15,096,533
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	4,034	4,025,877
Series 2014-CR18, Class A4
3.550%	07/15/47	3,589	3,522,331
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	9,761,931
Series 2015-CR26, Class A3
3.359%	10/10/48	14,603	13,948,985
Series 2015-LC21, Class A3
3.445%	07/10/48	13,254	12,781,558
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	$22,643,998
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	35,160,008
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	16,469	15,774,011
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	13,935,072
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,170,332
Series 2016-C03, Class A4
2.632%	08/10/49	10,703	9,742,931
Series 2017-C06, Class A3
3.269%	06/10/50	33,383	31,961,123
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	2,955,734
Series 2016-GS02, Class A3
2.791%	05/10/49	19,494	18,026,003
Series 2016-GS03, Class A3
2.592%	10/10/49	23,139	21,075,801
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A3A1
3.538%	09/15/47	8,209	8,063,560
Series 2015-C30, Class A4
3.551%	07/15/48	11,456	10,859,767
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	44,800,557
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	12,116	11,160,729
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	15,216	14,602,809
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	8,891,614
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,116,083
Series 2018-C12, Class A4 (original cost $25,249,863; purchased 08/03/18)(f)
4.030%	08/15/51	25,000	22,936,073
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	6,190	6,125,475
Series 2015-C29, Class A3
3.368%	06/15/48	8,777	8,402,779
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	14,302,028
Series 2016-C35, Class A3
2.674%	07/15/48	22,106	20,423,404
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-LC24, Class A3
2.684%	10/15/49	29,805	$27,261,769
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	18,401,210
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	13,475,954
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	25,650,302
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	29,957,539

Total Commercial Mortgage-Backed Securities (cost $763,131,013)			698,828,637
Corporate Bonds — 88.3%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	15,951	12,883,326
3.625%	03/01/48	10,905	7,073,358
3.650%	03/01/47	8,861	5,822,725
3.750%	02/01/50	4,050	2,745,984
3.850%	11/01/48	6,466	4,412,008
3.900%	05/01/49	17,990	12,513,029
3.950%	08/01/59(a)	8,125	5,330,110
5.805%	05/01/50	33,266	30,119,609
5.930%	05/01/60	56,888	51,179,658
7.875%	04/15/43	13,929	14,997,029
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,455,193
5.700%	11/15/54	11,875	11,829,761
5.900%	11/15/63	7,625	7,752,703
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	427,451
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,078,955
RTX Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	2,154,135
4.150%	05/15/45	1,150	870,854
4.875%	10/15/40	1,320	1,130,835
			175,776,723
Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	4,220	2,733,106
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,987	3,644,637
4.390%	08/15/37	39,700	30,259,726
4.700%	04/02/27	5,130	4,907,053
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/15/33	6,600	$6,239,357
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	2,240	1,997,029
5.850%	08/15/45	6,490	5,365,548
7.000%	08/04/41	3,275	3,126,606
8.125%	05/01/40	650	673,402
			58,946,464
Airlines — 0.6%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,304	2,183,061
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	7,305	6,514,326
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	2,727	2,512,210
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,595	3,296,704
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	14,229	12,220,892
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,554	1,509,322
4.750%	10/20/28	2,645	2,507,777
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	7,520	7,328,530
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	123	117,098
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	966	917,505
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	3,043	2,846,036
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	16,313	14,373,073
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	4,175	3,591,879
			59,918,413
Auto Manufacturers — 1.5%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	1,052,081

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		5,650	$4,345,317
4.750%	01/15/43		6,670	4,866,399
7.750%	06/15/43		1,510	1,536,867
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27		1,775	1,640,781
4.687%	06/09/25		34,740	33,331,858
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,785	3,245,230
5.150%	04/01/38		3,890	3,239,973
5.200%	04/01/45		22,128	17,225,133
5.400%	04/01/48		4,065	3,207,254
6.250%	10/02/43		45,675	40,799,586
6.600%	04/01/36		13,335	12,945,737
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24		3,525	3,478,907
4.000%	01/15/25		372	361,157
4.000%	10/06/26		6,525	6,110,077
4.300%	07/13/25		440	424,565
4.350%	01/17/27		3,320	3,122,799
5.250%	03/01/26		11,130	10,871,784
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	14,466,713
				166,272,218
Banks — 10.2%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28		4,400	3,960,026
5.294%	08/18/27(a)		8,200	7,923,156
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)		1,750	1,714,448
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		3,315	3,001,708
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		22,000	21,388,612
Sr. Unsec’d. Notes
2.972%(ff)	07/21/52(a)		850	513,663
3.419%(ff)	12/20/28		22,418	20,104,585
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		98,415	63,009,221
2.884%(ff)	10/22/30		11,865	9,889,364
3.194%(ff)	07/23/30		5,180	4,426,450
3.824%(ff)	01/20/28		67,232	62,399,346
4.083%(ff)	03/20/51		38,060	28,098,758
4.271%(ff)	07/23/29		3,600	3,316,184
4.443%(ff)	01/20/48		10,675	8,500,931
Sub. Notes
6.110%	01/29/37		1,000	987,104
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, MTN
4.450%	03/03/26	18,340	$17,664,629
Sub. Notes, Series L, MTN
3.950%	04/21/25	10,185	9,832,719
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)	11,245	10,156,660
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	6,505	6,261,039
4.375%	01/12/26	10,555	10,106,446
5.304%(ff)	08/09/26	22,700	22,239,233
Sub. Notes
5.088%(ff)	06/20/30	7,790	6,959,479
7.119%(ff)	06/27/34	4,210	4,046,842
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.871%(ff)	04/19/32	10,000	7,859,555
3.132%(ff)	01/20/33(a)	20,330	15,967,040
5.125%(ff)	01/13/29	2,000	1,930,918
5.335%(ff)	06/12/29	18,410	17,871,997
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	12,605	10,377,270
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	3,750	3,212,578
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24(oo)	32,500	30,801,136
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(a)(oo)	22,970	20,825,714
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	19,115,495
2.904%(ff)	11/03/42	5,420	3,466,465
3.668%(ff)	07/24/28	34,800	31,898,886
3.700%	01/12/26	1,800	1,711,682
3.887%(ff)	01/10/28	385	358,875
5.875%	01/30/42	4,115	3,935,119
6.875%	02/15/98	2,825	2,871,229
8.125%	07/15/39	2,000	2,340,989
Sub. Notes
4.400%	06/10/25	5,400	5,237,473
4.450%	09/29/27	3,905	3,663,756
4.600%	03/09/26	425	410,277
4.750%	05/18/46	1,045	812,137
6.174%(ff)	05/25/34	2,280	2,185,979
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	495	481,662
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	4,260	3,712,041
2.552%(ff)	01/07/28	1,022	893,332
Sub. Notes
3.729%(ff)	01/14/32	11,800	8,766,060
3.742%(ff)	01/07/33	8,930	6,400,435
7.079%(ff)	02/10/34	3,155	2,848,100

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	$2,000,455
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.210%(ff)	04/22/42	2,975	2,012,595
Sub. Notes
5.150%	05/22/45	8,275	7,095,513
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	4,888,562
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54	8,290	7,440,525
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29	15,500	13,158,103
Sub. Notes, 144A
4.950%(ff)	06/01/42	4,505	2,802,606
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%
8.214%(c)	11/01/23(a)(oo)	4,400	4,402,511
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	32,730	31,726,091
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(a)(oo)	15,730	14,731,874
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	26,715	24,368,688
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	2,035	1,714,012
2.525%(ff)	11/19/41	34,035	21,359,624
3.157%(ff)	04/22/42	15,586	10,673,153
3.328%(ff)	04/22/52	30,890	20,052,964
3.782%(ff)	02/01/28	5,000	4,653,587
3.882%(ff)	07/24/38	42,267	33,702,434
3.897%(ff)	01/23/49	3,000	2,167,588
3.964%(ff)	11/15/48	57,900	42,189,295
4.005%(ff)	04/23/29	11,035	10,167,265
4.032%(ff)	07/24/48	3,525	2,633,798
4.260%(ff)	02/22/48	31,042	24,177,195
4.452%(ff)	12/05/29	1,500	1,397,648
Sub. Notes
4.125%	12/15/26	9,450	8,977,368
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	9,291,753
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.309%(ff)	07/20/32	9,795	7,501,838
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	3,134,176
3.625%	01/20/27	2,600	2,426,525
4.375%	01/22/47	3,800	2,988,923
4.457%(ff)	04/22/39	8,035	6,730,182
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	562,756
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.431%(ff)	01/23/30	27,100	$25,027,157
5.597%(ff)	03/24/51(a)	33,500	31,361,144
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	9,343,585
3.971%(cc)	07/22/38	17,130	13,553,234
6.375%	07/24/42	20,875	21,532,922
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	10,490	9,445,426
5.076%(ff)	01/27/30	8,105	7,535,789
5.808%(ff)	09/13/29	1,895	1,835,839
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	450	449,371
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	16,230	9,778,685
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	10,136	9,533,384
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	9,864	9,372,239
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month SOFR + 3.859%
9.268%(c)	12/15/23(oo)	1,668	1,670,314
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(oo)	18,520	15,793,772
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	1,665	1,602,229
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27(a)	500	442,618
3.126%(ff)	08/13/30(a)	15,000	12,596,395
3.869%(ff)	01/12/29	12,455	11,287,466
4.125%	09/24/25	3,499	3,352,238
4.282%	01/09/28	7,135	6,563,526
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53	12,450	9,751,702
5.013%(ff)	04/04/51	5,200	4,363,091
Sub. Notes, GMTN
4.900%	11/17/45	8,905	7,125,101
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,426,267
4.750%	12/07/46	13,680	10,622,063
			1,103,951,967
Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	36,270	33,234,445
4.900%	02/01/46	102,484	88,900,238
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	32,950	28,578,422

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
4.439%	10/06/48	20,305	$16,665,628
4.600%	04/15/48	3,808	3,221,736
5.450%	01/23/39	6,345	6,138,595
5.550%	01/23/49	52,154	50,085,264
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	21,194,253
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	22,929	20,248,450
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45	10,358	8,291,229
4.500%	04/15/52	4,011	3,154,678
			279,712,938
Biotechnology — 1.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	738,507
2.770%	09/01/53	7,393	4,106,566
2.800%	08/15/41	11,000	7,117,277
3.000%	01/15/52(a)	6,697	4,048,895
3.625%	05/22/24(a)	4,830	4,762,122
4.400%	05/01/45	18,243	14,434,982
4.663%	06/15/51	17,165	13,873,480
5.150%	11/15/41	6,183	5,461,971
5.600%	03/02/43	17,695	16,459,815
5.650%	03/02/53	6,875	6,425,949
5.750%	03/02/63	8,330	7,692,379
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,143,161
3.650%	03/01/26	12,295	11,767,846
4.500%	02/01/45	4,586	3,800,613
4.800%	04/01/44	10,180	8,843,593
			110,677,156
Building Materials — 0.9%
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	6,604,446
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	4,222,161
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,538,657
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,111,031
4.250%	12/15/47	2,150	1,633,364
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29(a)	2,700	2,446,775
4.200%	12/01/24	4,868	4,764,931
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
4.300%	07/15/47(a)	9,379	$7,104,326
4.400%	01/30/48	11,815	9,009,051
7.000%	12/01/36	22,334	23,590,767
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	3,878	3,378,343
4.500%	06/15/47	32,910	26,335,510
4.700%	03/01/48	2,117	1,749,332
			93,488,694
Chemicals — 3.3%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	17,137,196
5.150%	03/15/34	20,126	18,466,522
5.375%	03/15/44	24,200	20,694,190
Gtd. Notes, 144A
4.500%	12/01/26	20,768	19,841,929
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	4,622	4,013,301
4.375%	11/15/42	6,781	5,293,356
4.800%	05/15/49	3,720	2,986,773
5.550%	11/30/48	20,500	18,325,605
6.900%	05/15/53	33,600	35,232,294
7.375%	11/01/29	7,959	8,540,831
9.400%	05/15/39	351	443,907
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	3,868	3,608,285
FMC Corp.,
Sr. Unsec’d. Notes
6.375%	05/18/53	37,360	32,834,166
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	24,321	18,850,727
4.500%	05/01/29	21,700	19,605,724
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	2,447	1,962,605
5.250%	07/15/43	376	317,735
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30(a)	12,275	9,741,708
3.375%	10/01/40	14,014	9,533,334
3.625%	04/01/51(a)	1,605	1,022,598
4.200%	10/15/49	10,568	7,467,677
4.200%	05/01/50	38,525	27,115,871
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	4,273	4,258,321
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	8,506	7,413,872

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	7,241	$6,037,122
4.200%	04/01/29	735	679,305
4.900%	06/01/43	1,200	987,226
5.000%	04/01/49	2,010	1,652,452
5.250%	01/15/45	4,832	4,090,795
5.625%	12/01/40	1,985	1,791,364
5.800%	03/27/53	33,425	30,705,753
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	1,883,701
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	566,201
Westlake Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61	2,349	1,297,240
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	18,177,581
			362,577,267
Coal — 0.5%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30	5,819	5,054,005
5.200%	03/01/42	3,060	2,491,644
5.400%	02/01/43	42,680	35,536,179
6.000%	08/15/40(a)	6,627	5,957,527
			49,039,355
Commercial Services — 1.3%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	1,980,129
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	4,450,658
4.200%	11/01/46	32,800	25,130,671
4.500%	02/15/45	8,460	6,761,534
5.625%	03/15/42	1,000	933,049
6.700%	06/01/34	1,000	1,054,408
7.000%	10/15/37	3,623	3,916,603
Experian Finance PLC,
Gtd. Notes, 144A
2.750%	03/08/30	4,050	3,344,475
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,481,752
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	1,000,546
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	9,335,436
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	$253,770
4.678%	07/01/2114	12,715	10,499,444
5.600%	07/01/2111	160	158,888
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	2,515,909
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	12,411,058
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29(a)	9,200	7,977,304
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	399,206
Unsec’d. Notes
5.625%	10/01/38	17,500	17,754,744
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	1,966,247
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	3,448,037
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39(a)	3,000	3,066,777
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	5,593,664
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	4,727,282
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	3,000	2,238,716
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	4,341,785
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	3,500	2,605,356
			140,347,448
Computers — 1.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	3,024	2,017,965
2.650%	05/11/50	3,495	2,130,280
2.700%	08/05/51	40,215	24,455,156
2.850%	08/05/61	77,200	45,207,309
2.950%	09/11/49	6,855	4,522,917
3.750%	09/12/47	4,900	3,789,342
3.850%	08/04/46	10,700	8,418,559
3.950%	08/08/52	3,795	2,964,604
4.650%	02/23/46	28,906	25,720,066

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	$1,675,785
			120,901,983
Distribution/Wholesale — 0.1%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A
4.650%	04/20/32	8,590	7,716,043
Diversified Financial Services — 0.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	10,000	9,823,773
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	3,290,536
			13,114,309
Electric — 12.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	3,694,578
3.950%	06/01/28	6,240	5,782,533
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	6,829,756
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,498,698
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	1,939,964
3.750%	12/01/47	10,015	7,252,659
3.800%	06/15/49	10,675	7,722,417
4.000%	12/01/46	5,000	3,820,795
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,457,662
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	8,881,373
4.500%	03/15/49	1,155	952,477
5.900%	12/01/52	5,120	5,116,632
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	5,993,081
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,084,854
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	10,618,504
3.800%	06/01/29(a)	9,750	8,659,479
Avista Corp.,
First Mortgage
4.350%	06/01/48	4,205	3,195,704
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	12,834,315
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.250%	09/15/48	14,575	$11,203,162
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.500%	02/01/45	9,990	7,946,657
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	8,403,488
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	8,960	5,987,048
4.250%	11/01/28	1,095	1,009,771
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	8,362,850
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	8,778,581
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	9,250	9,161,256
4.875%	03/01/44	4,495	3,847,976
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	17,409	10,708,311
3.650%	06/15/46	18,950	13,346,902
3.700%	03/01/45	4,751	3,452,918
3.800%	10/01/42	3,615	2,723,111
4.000%	03/01/48	5,808	4,398,460
4.000%	03/01/49	4,240	3,171,906
4.350%	11/15/45	5,560	4,395,745
4.600%	08/15/43	2,000	1,682,053
5.300%	02/01/53	613	562,751
First Mortgage, Series 123
3.750%	08/15/47	10,400	7,469,957
First Mortgage, Series 127
3.200%	11/15/49	4,455	2,829,358
First Mortgage, Series 131
2.750%	09/01/51	4,175	2,377,279
Connecticut Light & Power Co. (The),
First Mortgage
5.250%	01/15/53	9,820	8,953,628
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	448,053
3.950%	03/01/43	4,905	3,683,136
5.700%	06/15/40	2,120	1,987,693
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	2,049,245
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	12,680	8,126,425
3.250%	08/15/46	5,075	3,406,294
3.500%	08/01/51	20,750	14,344,312
3.750%	02/15/50	3,500	2,533,508
4.350%	04/15/49	1,550	1,250,069
4.350%	08/31/64	6,840	5,031,623

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	$2,794,207
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44(a)	4,774	3,801,092
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	5,173	4,449,238
4.050%	09/15/42	1,340	981,154
4.900%	08/01/41(a)	8,810	7,340,218
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	12,778,772
3.700%	06/01/46	1,305	933,451
3.750%	08/15/47	7,900	5,695,391
3.950%	06/15/42	5,800	4,409,414
4.300%	07/01/44	3,975	3,186,095
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	2,722,782
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	12,858,193
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	25,198,022
3.450%	04/15/51	380	254,605
3.700%	12/01/47	4,556	3,233,222
3.950%	03/15/48	7,724	5,673,288
4.250%	12/15/41	12,900	10,315,035
6.050%	04/15/38	2,505	2,500,655
First Ref. Mortgage
2.950%	12/01/26	14,955	13,978,950
3.750%	06/01/45	20,780	14,915,838
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	5,305,788
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	5,553,276
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	4,525	4,136,800
6.450%	04/01/39	7,100	7,351,212
First Mortgage, Series WWW
4.900%	07/15/43	7,564	6,489,206
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	14,129,181
4.100%	03/15/43	1,200	924,177
4.150%	12/01/44	4,802	3,664,074
5.700%	04/01/35	500	493,356
6.125%	09/15/33	4,400	4,468,923
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	3,881,232
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	4,580	$3,795,984
3.500%	04/06/28	23,302	20,933,042
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,077,403
4.200%	09/01/48	61,138	46,211,147
4.200%	04/01/50	530	399,814
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	9,018	6,459,795
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	12,299,369
4.500%	03/30/39	15,760	13,135,395
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,286,302
3.450%	04/15/50	4,420	2,924,704
4.100%	04/01/43	3,000	2,244,451
4.125%	03/01/42	3,010	2,322,074
4.250%	12/01/45	4,365	3,319,649
4.625%	09/01/43	2,780	2,174,396
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,241,158
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	5,390	4,197,555
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	9,706,100
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	3,870	2,806,569
3.950%	03/01/48	22,070	16,785,673
3.990%	03/01/49	22,600	17,071,671
4.050%	10/01/44	4,104	3,208,763
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,340,295
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	5,803	4,647,346
4.300%	03/15/43	10,900	8,612,115
5.400%	06/01/40	3,109	2,749,753
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,604,718
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51	4,995	3,167,155
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	5,877,334

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	$10,092,498
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	530,545
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	3,757,789
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	9,659,547
5.300%	07/01/43	1,000	862,236
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	991,958
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	7,084	5,418,957
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25	10,000	9,579,662
4.300%	01/15/29	6,315	5,863,420
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	10,976,748
3.650%	08/01/48	22,370	15,930,616
4.250%	05/01/46	4,500	3,505,395
4.250%	07/15/49	10,200	7,956,047
4.400%	10/15/44	18,980	15,407,893
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,543,534
Nevada Power Co.,
General Ref. Mortgage
6.000%	03/15/54	590	576,775
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	7,572,823
General Ref. Mortgage, Series GG
5.900%	05/01/53	8,765	8,430,816
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	4,643,662
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,165,367
3.400%	08/15/42	8,450	6,038,553
3.600%	05/15/46	17,056	11,912,997
3.600%	09/15/47	11,350	7,996,943
4.000%	08/15/45	4,830	3,602,592
4.125%	05/15/44	8,520	6,611,759
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	794	777,848
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	$3,144,776
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	6,373,137
4.550%	03/15/44	1,325	1,027,688
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51	3,045	1,732,764
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	19,319,886
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	2,185	1,402,691
3.950%	12/01/47(a)	36,215	23,127,386
4.000%	12/01/46	22,088	13,954,037
4.250%	03/15/46	10,000	6,586,130
4.300%	03/15/45	10,000	6,731,573
4.500%	07/01/40	28,445	21,165,394
4.750%	02/15/44(a)	8,542	6,294,962
4.950%	07/01/50	14,341	10,706,277
PacifiCorp,
First Mortgage
2.700%	09/15/30	8,309	6,789,384
4.125%	01/15/49	36,924	26,019,502
4.150%	02/15/50	9,375	6,601,785
5.350%	12/01/53	25,755	21,360,837
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	3,556,293
3.000%	09/15/49	3,922	2,439,546
3.050%	03/15/51	1,200	742,680
3.700%	09/15/47	3,840	2,775,040
3.900%	03/01/48	10,494	7,850,041
4.600%	05/15/52	1,545	1,272,462
First Ref. Mortgage
4.800%	10/15/43	1,575	1,318,951
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	15,486,577
3.600%	06/01/29	10,000	8,898,630
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	2,573,194
3.950%	06/01/47	5,845	4,414,934
4.125%	06/15/44	4,450	3,444,239
5.250%	05/15/53	17,865	16,268,089
6.250%	05/15/39	500	510,319
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	25,216,764
7.750%	03/01/31	8,824	9,611,375
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	6,437,223

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.700%	06/15/28	2,000	$1,842,843
4.100%	06/15/48	4,735	3,469,192
4.300%	03/15/44	165	127,740
5.250%	04/01/53	6,550	5,709,653
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24(a)	2,900	2,862,382
4.000%	06/01/44	2,000	1,495,246
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,204,645
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
4.434%	11/15/41	1,787	1,377,160
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	23,964,639
5.350%	05/15/35	6,997	6,585,395
5.350%	05/15/40	773	684,789
6.000%	06/01/39	5,700	5,543,796
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,339,173
Sempra,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	13,484,282
3.400%	02/01/28	19,265	17,524,663
3.700%	04/01/29	2,079	1,869,890
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	26,242	17,660,860
First Ref. Mortgage
4.000%	04/01/47	28,115	20,356,660
4.050%	03/15/42	7,200	5,379,394
4.650%	10/01/43	1,950	1,584,596
5.500%	03/15/40	11,962	10,907,323
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	3,646,544
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	2,963,347
4.125%	03/01/48	5,150	3,793,866
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	14,230,343
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	3,064,202
4.500%	08/15/41	550	441,312
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	5,629,486
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	1,998,754
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	6,443,805
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	$1,066,685
4.450%	02/15/44	1,210	961,019
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,586,310
3.800%	04/01/28	5,815	5,415,168
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,091,614
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,391,482
3.700%	01/30/27	24,065	21,931,462
4.300%	07/15/29	6,970	6,088,609
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	638,945
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,204,181
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	4,793,606
			1,400,902,191
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	2,421,550
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2,500	2,400,000
			4,821,550
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,701,673
5.500%	07/31/47	15,700	11,942,048
			16,643,721
Entertainment — 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	6,000	5,352,109
5.050%	03/15/42(a)	22,485	17,392,976
5.141%	03/15/52	38,830	28,808,463
5.391%	03/15/62	4,850	3,575,850
			55,129,398
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.950%	05/15/28	7,965	7,469,528

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control (cont’d.)
6.200%	03/01/40	5,000	$5,062,692
			12,532,220
Foods — 1.7%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	537,221
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	43,312	35,050,479
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
3.000%	05/15/32(a)	4,920	3,700,976
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	2,919,604
4.375%	06/01/46	8,181	6,345,600
4.625%	10/01/39	3,500	2,950,414
5.000%	07/15/35	3,181	2,948,263
5.200%	07/15/45	33,974	29,559,103
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,462,115
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,400,240
5.000%	04/15/42	1,150	967,706
5.150%	08/01/43	450	381,417
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	4,815,021
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	17,564,400
4.125%	04/01/54	11,735	8,742,559
4.200%	04/01/59	10,575	7,813,647
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	6,188	3,902,420
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	25,000	21,137,321
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26	6,265	5,885,718
4.500%	04/01/46	4,255	3,330,458
6.600%	04/01/50	5,646	5,823,832
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	14,835	13,744,852
4.550%	06/02/47	1,510	1,135,547
5.150%	08/15/44	1,075	896,367
			187,015,280
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28	2,960	3,132,804
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49		13,650	$9,118,684
4.125%	10/15/44		5,120	4,001,578
5.750%	10/15/52		7,625	7,446,763
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47		7,945	5,903,442
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44		6,745	5,543,872
5.650%	02/01/45		2,260	2,048,315
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48		14,125	10,835,487
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		12,500	11,066,959
4.650%	08/01/43		5,960	4,837,992
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	1,960,001
First Mortgage, Series VV
4.300%	01/15/49(a)		8,650	6,539,059
First Mortgage, Series WW
3.950%	02/15/50		26,720	18,955,341
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		11,445	8,422,231
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	8,852,398
3.950%	10/01/46		5,520	3,842,071
4.400%	06/01/43		750	569,144
4.400%	05/30/47		27,369	20,652,574
				130,595,911
Healthcare-Products — 0.7%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
5.750%	12/06/52		3,955	3,771,882
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	3,652,071
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR	3,320	2,661,089
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		1	876
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
1.625%	10/18/41	EUR	6,765	4,598,317
2.000%	10/18/51	EUR	6,550	4,066,939
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	1,672,123

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	$22,496,976
1.875%	10/01/49	EUR	45,875	28,416,860
				71,337,133
Healthcare-Services — 3.5%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	6,559,215
4.272%	08/15/48		8,950	7,119,581
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	1,388,909
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		3,338	2,572,973
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		17,663	13,442,653
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47		6,650	5,219,734
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		2,875	2,330,928
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	8,649,705
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		3,265	2,495,361
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50		14,965	9,383,724
3.600%	03/15/51		3,360	2,291,858
3.700%	09/15/49		8,819	6,171,067
4.625%	05/15/42		2,600	2,180,204
4.650%	01/15/43		1,000	838,771
4.850%	08/15/54		510	407,214
5.100%	01/15/44		720	626,918
HCA, Inc.,
Gtd. Notes
5.250%	04/15/25		3,500	3,456,685
5.250%	06/15/49		33,928	27,829,736
5.375%	02/01/25		24,080	23,831,742
5.500%	06/15/47		10,000	8,533,182
5.875%	02/01/29		5,400	5,304,525
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		21,125	16,304,975
Inova Health System Foundation,
Unsec’d. Notes
4.068%	05/15/52		5,000	3,850,099
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		10,969	8,697,636
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.875%	04/01/42	1,000	$882,561
Unsec’d. Notes, Series 2021
3.002%	06/01/51(a)	11,245	7,014,819
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,117,549
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	1,584,400
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,343,147
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,400	2,864,958
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	478,505
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,447,790
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	1,732,315
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	9,901,230
4.784%	07/01/44	7,305	6,127,092
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	668,271
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	2,000	1,302,977
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	2,172,527
Unsec’d. Notes
4.089%	10/01/48	2,208	1,665,260
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	3,725	2,213,367
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	8,871,348
3.450%	06/01/26	4,715	4,461,536
4.250%	04/01/24	1,400	1,386,973
4.700%	03/30/45	5,855	4,807,549
5.750%	01/30/40	1,251	1,135,952
6.950%	07/01/37	1,704	1,701,874
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	16,985	10,138,628
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	4,860	3,643,219
Unsec’d. Notes
3.477%	07/01/49	1,745	1,192,992

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	$2,640,066
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	2,226,081
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	4,336,331
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,005,775
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41(a)	5,000	3,527,307
3.950%	10/15/42	2,060	1,619,751
4.250%	04/15/47	13,715	10,843,159
4.250%	06/15/48	13,865	11,018,752
4.450%	12/15/48	2,000	1,639,262
4.625%	11/15/41	4,601	3,973,182
4.750%	07/15/45	6,770	5,865,127
4.750%	05/15/52	10,905	9,282,677
4.950%	05/15/62	7,570	6,509,474
5.200%	04/15/63	48,000	42,817,609
5.800%	03/15/36	3,945	3,994,092
5.875%	02/15/53	5,130	5,150,558
6.050%	02/15/63	4,830	4,906,270
			375,699,707
Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	915	891,292
Household Products/Wares — 0.4%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	22,213,701
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/26/24	21,245	20,751,634
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	320,703
			43,286,038
Insurance — 2.2%
Allstate Corp. (The),
Sub. Notes, Series B, 3 Month SOFR + 3.200%
8.564%(c)	08/15/53	800	790,950
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	15,000	12,444,130
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	7,299,464
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	3,865	$2,396,936
4.300%	05/15/43	2,895	2,444,809
Chubb INA Holdings, Inc.,
Gtd. Notes
2.850%	12/15/51(a)	8,570	5,289,440
3.050%	12/15/61	10,935	6,520,546
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	9,363	9,059,090
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	15,000	8,909,496
3.500%	10/15/50	5,045	3,232,834
4.868%	06/01/44	14,360	11,779,418
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	398,777
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	9,999	6,279,868
3.951%	10/15/50	36,115	24,183,210
4.569%	02/01/29	5,880	5,542,055
5.500%	06/15/52	11,020	9,406,991
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	4,227,449
7.000%	06/15/40	6,248	6,235,051
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	7,225,607
3.500%	11/01/27	5,000	4,595,812
4.150%	09/17/50	8,815	6,272,329
4.300%	11/01/47	4,479	3,283,258
5.000%	03/30/43	100	79,427
5.000%	04/05/46	2,360	1,942,946
5.000%	05/20/49	18,590	15,421,195
MetLife, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/54(a)	10,230	9,116,281
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	5,051,252
Progressive Corp. (The),
Jr. Sub. Notes, Series B, 3 Month LIBOR + 2.539%
8.210%(c)	10/30/23(oo)	4,000	3,971,819
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	1,695,628
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	20,081,566
4.900%	09/15/44	350	294,719

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	39,768	$26,182,789
5.750%	08/15/42	5,540	4,792,318
7.250%	03/15/28	2,707	2,786,332
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,144,433
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43	2,962	2,646,020
			244,024,245
Internet — 0.5%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52(a)	11,425	8,826,803
4.100%	04/13/62(a)	53,671	40,848,249
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	2,989,572
			52,664,624
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	5,080	4,404,071
Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	11,414,589
5.000%	10/15/27	12,845	12,500,459
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	21,160,619
			45,075,667
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36	2,200	2,310,568
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50(a)	3,385	2,666,691
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	46,281	43,497,327
			46,164,018
Media — 4.1%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	146,156
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	26,750	$18,630,360
5.375%	04/01/38	13,155	10,746,041
5.375%	05/01/47	56,457	43,070,333
5.750%	04/01/48	76,467	61,075,436
6.384%	10/23/35	17,423	16,221,374
6.484%	10/23/45	10,574	9,222,483
6.834%	10/23/55	10,596	9,371,140
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51(a)	28,479	16,788,376
2.937%	11/01/56	59,274	33,681,476
3.250%	11/01/39	54,500	39,623,483
3.300%	02/01/27	3,245	3,030,549
3.400%	07/15/46	12,867	8,754,750
3.450%	02/01/50	54,000	36,333,397
3.750%	04/01/40	14,385	11,136,460
3.900%	03/01/38	18,880	15,328,125
3.969%	11/01/47	13,145	9,775,283
3.999%	11/01/49	10,302	7,617,411
4.000%	03/01/48	5,843	4,379,665
4.049%	11/01/52	3,299	2,452,418
4.200%	08/15/34	10,000	8,735,600
5.350%	05/15/53	2,750	2,509,519
5.500%	05/15/64	1,760	1,595,406
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,659,925
4.000%	09/15/55	6,650	3,981,708
4.125%	05/15/29	11,100	9,900,928
5.300%	05/15/49	35,722	27,299,476
Paramount Global,
Jr. Sub. Notes
6.250%(ff)	02/28/57(a)	2,835	2,129,689
Sr. Unsec’d. Notes
3.700%	06/01/28	2,130	1,860,266
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	2,379,412
5.875%	11/15/40	7,590	6,293,927
6.550%	05/01/37	2,785	2,525,584
6.750%	06/15/39	4,700	4,284,308
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	4,600	4,559,888
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43	9,675	9,009,864
7.700%	10/30/25	1,129	1,170,804
			449,281,020

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 1.8%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28	12,250	$10,294,778
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	5,000	5,083,125
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36(a)	15,000	15,104,006
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41(a)	1,300	1,242,885
5.750%	05/01/43	8,314	7,982,689
7.500%	09/15/38	10,946	11,947,951
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	26,508,237
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	3,528	3,165,837
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52	3,000	2,508,420
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	13,100	11,219,299
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27(a)	24,087	22,869,595
6.875%	09/01/41	11,304	10,968,507
Sr. Unsec’d. Notes, 144A
6.250%	07/15/33	12,600	12,113,461
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	9,462	7,541,419
5.875%	04/01/35	4,000	3,932,705
6.250%	10/01/39	4,050	4,031,847
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51	17,586	10,485,060
5.200%	11/02/40	860	803,523
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42	2,645	2,132,400
4.750%	03/22/42	3,750	3,291,351
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,800	4,025,727
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	10,177	10,641,965
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,027,077
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	$4,647,824
4.625%	12/15/27	5,811	5,421,431
			199,991,119
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	10,597,470
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	4,175	3,707,497
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41	6,185	4,312,516
4.400%	05/27/45	8,260	6,905,591
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	8,681,674
			34,204,748
Office/Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	57,895	52,209,948
Oil & Gas — 5.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	12,543	10,041,616
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	8,500	7,312,737
6.000%	06/13/33	19,395	18,775,832
BP Capital Markets America, Inc.,
Gtd. Notes
3.060%	06/17/41	13,255	9,149,667
3.119%	05/04/26	6,752	6,378,693
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	32,565	31,480,032
6.450%	06/30/33	2,000	1,993,891
6.500%	02/15/37	370	360,599
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	16,394	10,760,415
5.250%	06/15/37	2,231	1,971,793
5.400%	06/15/47	25,722	22,051,702
6.750%	11/15/39	11,798	11,772,729
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50(a)	4,030	2,704,276
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	1,101	1,027,322
6.000%	03/01/41	3,550	3,664,351

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42	6,810	$5,217,251
3.800%	03/15/52	27,200	19,679,608
4.025%	03/15/62	116	83,241
4.150%	11/15/34	847	732,345
4.300%	11/15/44	3,330	2,689,166
5.050%	09/15/33	5,000	4,786,482
5.300%	05/15/53	13,590	12,464,616
5.700%	09/15/63	12,905	12,272,751
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	2,525	2,481,165
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	2,918,429
5.000%	06/15/45	14,051	11,312,857
5.600%	07/15/41	21,825	19,254,180
5.875%	06/15/28	7,125	7,061,434
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	10,410,269
4.400%	03/24/51	18,000	13,276,162
6.250%	03/15/53	37,750	36,013,317
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	3,438,999
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	3,260	2,733,694
3.250%	11/18/49	6,000	3,973,395
3.625%	04/06/40	1,380	1,062,512
3.950%	05/15/43	2,796	2,216,566
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.567%	03/06/45	4,370	3,217,505
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	3,684	3,464,087
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54	11,375	8,772,430
5.125%	12/15/26	13,890	13,664,905
5.850%	12/15/45	3,110	2,715,586
6.500%	03/01/41	10,163	10,034,480
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	3,000	1,960,532
6.200%	03/15/40(a)	14,766	14,064,323
6.450%	09/15/36	16,937	16,633,336
7.500%	05/01/31	4,290	4,536,654
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	1,048,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28(a)	6,575	$5,320,819
6.350%	02/12/48	2,025	1,156,052
6.950%	01/28/60(a)	6,100	3,593,662
7.690%	01/23/50	12,200	7,797,508
Phillips 66,
Gtd. Notes
2.150%	12/15/30	11,715	9,214,228
3.300%	03/15/52(a)	1,380	863,833
4.650%	11/15/34	8,200	7,363,451
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	11,680	10,997,915
4.680%	02/15/45	500	398,063
4.900%	10/01/46	6,500	5,361,373
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	3,778,266
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	9,694,956
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10,000	9,655,376
4.000%	05/10/46	3,000	2,325,991
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	9,853	6,632,766
5.950%	12/01/34	1,000	960,469
6.500%	06/15/38	3,900	3,851,987
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29	20,000	18,228,778
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51	21,242	13,651,299
4.350%	06/01/28(a)	25,440	24,026,772
			538,510,287
Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	3,992,046
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	7,653,352
5.000%	11/15/45	1,835	1,551,132
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	17,239,657
			30,436,187

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	2,715	$2,193,691
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	975	971,712
WRKCo, Inc.,
Gtd. Notes
4.900%	03/15/29(a)	3,190	3,042,207
			6,207,610
Pharmaceuticals — 6.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	91,680	74,849,012
4.250%	11/21/49	40,832	32,339,833
4.300%	05/14/36	2,500	2,192,675
4.400%	11/06/42	950	786,652
4.500%	05/14/35	14,945	13,494,136
4.550%	03/15/35	42,638	38,783,773
4.625%	10/01/42	3,115	2,624,484
4.700%	05/14/45	46,155	39,391,025
4.875%	11/14/48	12,407	10,851,155
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.600%	07/15/42	1,000	635,114
4.700%	07/15/64	3,246	2,332,751
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	11,500	7,275,952
3.400%	07/26/29	5,204	4,715,585
3.700%	03/15/52	3,330	2,380,034
3.900%	03/15/62	15,215	10,661,723
4.250%	10/26/49	14,610	11,582,001
4.350%	11/15/47	22,307	18,059,577
4.550%	02/20/48	33,179	27,511,901
4.625%	05/15/44	6,837	5,846,675
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,500	1,456,210
4.600%	03/15/43	5,964	4,696,158
4.900%	09/15/45	16,736	13,417,647
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	17,240	16,050,307
4.375%	10/15/28	25,005	23,626,625
4.500%	02/25/26	16,905	16,435,914
4.800%	07/15/46	42,235	35,041,986
4.900%	12/15/48	27,425	23,114,768
5.375%	02/15/42	3,650	3,224,022
Sr. Unsec’d. Notes
2.375%	03/15/31	16,605	13,242,345
3.200%	03/15/40	9,125	6,410,437
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	57,035	49,890,462
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.875%	07/20/25		1,178	$1,137,904
4.300%	03/25/28		9,442	8,929,244
4.780%	03/25/38		40,326	34,697,161
5.125%	07/20/45		41,205	34,661,672
5.300%	12/05/43		20,115	17,493,933
6.250%	06/01/27		1,000	1,017,451
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	7,942,694
4.950%	02/27/63		3,000	2,709,901
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28		11,490	10,870,373
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40		8,585	5,467,669
2.450%	09/01/60		1,490	820,239
3.400%	01/15/38		4,365	3,510,646
3.625%	03/03/37		6,385	5,368,709
4.375%	12/05/33		4,000	3,798,573
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,075,463
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		4,188	2,529,907
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		29,921	21,683,912
5.400%	11/29/43		4,169	3,230,861
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		4,625	3,731,422
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		4,755	4,436,336
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	1,652,464
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		43,168	31,700,405
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40(a)		4,605	2,995,999
4.000%	06/22/50		5,815	3,511,620
				729,895,497
Pipelines — 8.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		4,460	3,699,129
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27		20,000	17,633,598

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	$6,343,958
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.544%	11/15/53	4,250	4,151,913
6.714%	08/15/63	4,890	4,773,064
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,023,708
5.125%	05/15/29	6,975	6,638,279
5.375%	07/15/25	27,350	26,977,394
5.600%	04/01/44	7,379	6,474,511
8.125%	08/16/30	6,000	6,641,760
Gtd. Notes, 144A
6.450%	11/03/36	10,766	10,546,243
6.750%	09/15/37	890	902,428
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	705,109
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	2,875	2,349,825
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	26,000	22,431,528
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	4,708,175
4.900%	03/15/35	5,735	5,035,762
5.000%	05/15/50	24,385	19,108,891
5.150%	02/01/43	4,450	3,547,657
5.300%	04/01/44	12,420	10,063,004
5.300%	04/15/47	2,500	2,025,176
5.400%	10/01/47	29,625	24,365,080
6.000%	06/15/48	8,083	7,172,866
6.125%	12/15/45	30,335	27,089,328
6.250%	04/15/49	45,565	41,805,831
7.500%	07/01/38	11,000	11,546,852
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	18,077,625
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47	4,233	3,267,667
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	10,390	7,301,273
4.150%	10/16/28	6,750	6,322,106
4.200%	01/31/50	25,110	19,363,518
4.250%	02/15/48	18,060	14,129,287
4.450%	02/15/43	7,935	6,482,151
4.800%	02/01/49	5,698	4,829,124
4.850%	08/15/42	1,990	1,719,821
4.850%	03/15/44	5,775	4,965,473
4.900%	05/15/46	34,397	29,298,977
4.950%	10/15/54	3,110	2,615,655
5.100%	02/15/45	6,532	5,772,837
5.375%(ff)	02/15/78	7,380	6,139,577
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.700%	02/15/42	5,100	$4,878,255
6.125%	10/15/39	3,937	3,926,974
Gtd. Notes, Series D
6.875%	03/01/33	55	59,191
Gtd. Notes, Series D, 3 Month SOFR + 3.248%
8.619%(c)	08/16/77	4,312	4,266,581
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	2,620	2,555,676
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	16,170,358
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	8,677,160
5.000%	08/15/42	2,010	1,620,126
5.000%	03/01/43	1,176	947,890
5.400%	09/01/44	878	738,771
6.500%	02/01/37	900	877,334
6.500%	09/01/39	5,545	5,339,776
6.550%	09/15/40	4,370	4,177,341
Gtd. Notes, MTN
6.950%	01/15/38	575	589,804
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	25,499	16,128,017
5.050%	02/15/46	1,759	1,407,102
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	4,130	2,760,394
4.850%	02/01/49	17,700	13,664,643
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	8,509,760
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	4,874,698
4.500%	04/15/38	6,469	5,229,723
4.700%	04/15/48	35,677	27,037,446
4.875%	12/01/24	1,566	1,543,834
4.900%	04/15/58	9,705	7,191,733
4.950%	03/14/52	4,017	3,126,640
5.200%	03/01/47	2,690	2,191,632
5.200%	12/01/47	14,490	11,735,019
5.500%	02/15/49	41,665	35,275,603
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	8,392	7,921,513
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,226,080
6.200%	09/15/43	18,615	17,249,610
6.850%	10/15/37	1,742	1,759,887
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	7,319,585

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.400%	09/01/29	4,705	$4,080,070
4.450%	09/01/49	10,085	7,240,688
4.500%	03/15/50	18,730	13,565,510
4.550%	07/15/28	15,725	14,802,167
4.950%	07/13/47	31,318	24,692,501
5.200%	07/15/48(a)	16,685	13,645,401
6.625%	09/01/53(a)	17,150	16,782,778
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	3,617,264
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	953,599
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	428,659
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	5,000	4,905,073
6.250%	07/01/52	9,000	8,229,760
6.500%	02/15/53	51,537	49,194,173
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	4,710	3,935,526
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	1,654,467
5.400%	08/15/41	1,560	1,381,349
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.250%	02/01/50	3,050	2,359,791
5.300%	03/01/48	15,385	12,028,411
5.450%	04/01/44	3,175	2,561,434
5.500%	08/15/48	19,930	15,814,680
6.150%	04/01/33	1,085	1,047,197
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	3,770	3,242,296
3.500%	10/15/51	17,225	10,977,502
3.750%	06/15/27	990	920,973
4.300%	03/04/24	9,900	9,825,607
4.900%	01/15/45	9,062	7,263,253
5.100%	09/15/45	5,887	4,924,773
5.300%	08/15/52	7,130	6,066,391
5.400%	03/04/44	16,409	14,166,342
5.750%	06/24/44	13,955	12,608,333
5.800%	11/15/43	3,434	3,138,141
6.300%	04/15/40	12,660	12,384,809
			930,463,234
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	4,231,911
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 1.0%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	$985,801
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5,300	5,094,695
3.900%	03/15/27	11,645	10,722,123
4.125%	05/15/29	6,449	5,741,627
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	10,000	9,595,268
Simon Property Group LP,
Sr. Unsec’d. Notes
3.800%	07/15/50	4,300	2,906,698
5.850%	03/08/53	12,000	11,102,285
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,538,012
4.700%	06/01/27	2,020	1,865,067
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	10,602,038
4.400%	01/15/29	17,246	15,913,323
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31	6,635	5,312,426
3.100%	01/15/30	7,500	6,347,432
4.250%	04/01/26	3,070	2,948,685
4.250%	04/15/28	9,620	8,946,848
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	2,100	1,861,696
7.375%	03/15/32(a)	3,992	4,322,663
			107,806,687
Retail — 1.6%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	18,413,722
4.500%	07/26/47	15,758	11,528,663
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,372,727
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29(a)	9,490	8,564,377
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	17,675	17,267,134
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	4,838,879
4.200%	05/15/28	29,165	27,127,792
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	15,616,722

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
4.200%	04/01/43	5,422	$4,440,789
4.250%	04/01/46	9,395	7,514,694
4.400%	03/15/45	15,945	13,153,114
5.875%	12/16/36	8,382	8,626,098
Macy’s Retail Holdings LLC,
Gtd. Notes
4.300%	02/15/43	8,994	4,988,236
5.125%	01/15/42	1,875	1,154,791
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	4,675	3,624,169
4.600%	05/26/45	5,325	4,416,669
4.875%	12/09/45	5,000	4,316,460
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29(a)	2,340	2,151,451
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	4,500	4,384,435
Walmart, Inc.,
Sr. Unsec’d. Notes
4.500%	09/09/52(a)	9,335	8,016,362
4.500%	04/15/53	3,440	2,964,337
			176,481,621
Semiconductors — 0.8%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	10,000	6,925,093
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	50,673	36,930,111
Intel Corp.,
Sr. Unsec’d. Notes
5.050%	08/05/62	5,630	4,710,440
5.625%	02/10/43	2,590	2,462,725
5.700%	02/10/53	22,515	21,106,399
5.900%	02/10/63	17,288	16,395,444
			88,530,212
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27	2,467	2,250,233
Software — 2.4%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	34,949	21,280,523
2.675%	06/01/60	48,513	28,509,947
2.921%	03/17/52(a)	77,381	50,771,014
3.041%	03/17/62	36,902	23,304,905
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	5,000	3,595,939
3.600%	04/01/50	8,279	5,350,786
3.800%	11/15/37	21,055	16,037,750
3.850%	04/01/60(a)	3,950	2,517,802
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
3.900%	05/15/35	7,346	$5,983,207
3.950%	03/25/51(a)	1,920	1,315,854
4.000%	07/15/46	32,902	23,218,051
4.125%	05/15/45	1,300	942,837
4.300%	07/08/34	12,200	10,471,282
4.375%	05/15/55	30,959	22,301,312
5.550%	02/06/53	13,580	11,902,163
6.900%	11/09/52	26,335	27,118,019
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	5,885	5,534,997
			260,156,388
Telecommunications — 3.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	36,400	25,289,309
3.500%	09/15/53	65,637	40,554,176
3.550%	09/15/55(a)	69,667	42,703,943
3.650%	09/15/59(a)	132,309	80,408,162
3.800%	12/01/57	22,245	14,087,179
4.500%	05/15/35	22,285	18,987,284
4.650%	06/01/44	19,400	15,188,918
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	1,675	1,975,777
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	1,000	1,146,777
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	27,700	26,159,293
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	8,786	8,610,280
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41	27,795	18,409,652
3.300%	02/15/51	24,035	14,922,302
4.375%	04/15/40	3,205	2,574,095
4.500%	04/15/50	4,300	3,296,973
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	6,875	4,324,120
2.875%	11/20/50	3,510	2,018,722
2.987%	10/30/56	10,621	5,899,452
3.550%	03/22/51	5,480	3,607,915
3.700%	03/22/61	49,135	31,243,145
4.000%	03/22/50	5,566	3,970,496
			365,377,970
Transportation — 1.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	2,806,750
4.375%	09/01/42	8,705	7,219,148

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
4.400%	03/15/42	10,600	$8,822,085
4.450%	03/15/43	11,312	9,434,262
4.550%	09/01/44	2,455	2,061,933
4.700%	09/01/45	3,040	2,594,880
5.050%	03/01/41	1,620	1,483,589
5.150%	09/01/43	3,133	2,857,710
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.400%	08/05/52	6,500	5,372,372
4.500%	11/07/43	2,000	1,610,126
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.300%	05/15/43	2,680	2,137,299
4.800%	09/15/35	1,645	1,501,765
4.950%	08/15/45	10,000	8,641,270
6.125%	09/15/2115	14,400	13,895,143
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	5,404,327
3.350%	11/01/25	10,250	9,804,735
4.500%	08/01/54	10,400	8,363,911
4.750%	05/30/42	5,000	4,286,329
5.500%	04/15/41	1,682	1,586,858
6.150%	05/01/37	1,000	1,023,029
6.220%	04/30/40	531	543,320
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	624,804
4.250%	05/15/30(a)	5,095	4,698,855
4.500%	02/01/65	2,115	1,479,507
4.550%	04/01/46	6,975	5,520,658
4.750%	11/15/45	2,925	2,386,271
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	7,626	4,736,054
3.942%	11/01/47	3,667	2,716,128
3.950%	10/01/42	1,140	872,978
4.050%	08/15/52	1,585	1,176,233
4.100%	05/15/2121	10,745	6,998,556
4.450%	06/15/45	1,700	1,357,879
4.650%	01/15/46	700	573,774
4.800%	08/15/43	852	686,728
4.837%	10/01/41	1,080	931,907
5.590%	05/17/25	3,000	2,985,222
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	792,812
3.350%	08/15/46	4,300	2,838,635
3.799%	04/06/71	23,845	15,955,155
3.875%	02/01/55(a)	4,805	3,459,931
3.950%	08/15/59	5,100	3,641,246
			165,884,174
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	4,325	$3,833,858
3.400%	11/15/26(a)	4,275	3,931,227
			7,765,085
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47	7,370	5,377,836
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	4,880,887
			10,258,723

Total Corporate Bonds (cost $11,867,893,313)			9,599,014,070
Municipal Bonds — 1.8%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	7,812,643
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	8,737,610
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,065,564
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	3,697,318
			21,313,135
District of Columbia — 0.1%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,264,266
Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	100,313
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,605	7,217,495
			7,317,808
Michigan — 0.2%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	3,816,056
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	19,144	14,620,533
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	3,247,204

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan (cont’d.)
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	$3,978,836
			25,662,629
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	13,622,559
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	324,120
			13,946,679
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	33,016,007
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	5,999,962
			39,015,969
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,045	1,053,089
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	1,300	1,067,503
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	7,782,954
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,383,590
			11,166,544
Puerto Rico — 0.1%
Puerto Rico Highway & Transportation Authority,
Revenue Bonds, Series A
5.000%	07/01/62	1,750	1,659,887
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	13,722	12,362,479
			14,022,366
Texas — 0.3%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	808,401
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,065,362
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	$12,286,632
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	21,120	15,788,865
			34,949,260
Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	9,402,441
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	7,687,528
			17,089,969

Total Municipal Bonds (cost $242,297,008)			190,869,217
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bonds
1.875%	11/15/51(k)	4,500	2,510,156
2.250%	02/15/52(k)	4,000	2,456,250
2.875%	05/15/52(k)	6,000	4,256,250
3.625%	05/15/53	2,225	1,842,926
4.000%	11/15/42	125	111,016
U.S. Treasury Notes
0.625%	08/15/30(k)	4,800	3,684,000

Total U.S. Treasury Obligations (cost $18,823,424)			14,860,598

	Shares
Preferred Stocks — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	335,000	7,772,000
Financial Services — 0.1%
SCE Trust V, 5.450%(c), 3 Month LIBOR + 3.790%, Series K, Maturing 03/15/26(oo)	565,000	12,373,500

Total Preferred Stocks (cost $22,500,000)		20,145,500

Total Long-Term Investments (cost $13,015,964,066)		10,624,294,900

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Short-Term Investments — 2.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	76,261,060	$76,261,060
PGIM Institutional Money Market Fund (cost $167,772,061; includes $166,873,400 of cash collateral for securities on loan)(b)(wb)	167,869,717	167,768,996

Total Short-Term Investments (cost $244,033,121)		244,030,056

TOTAL INVESTMENTS—100.0% (cost $13,259,997,187)		10,868,324,956

Liabilities in excess of other assets(z) — (0.0)%		(930,681)

Net Assets — 100.0%		$10,867,394,275

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
BNP	BNP Paribas S.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $164,520,694; cash collateral of $166,873,400 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,249,863. The aggregate value of $22,936,073 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
177	2 Year U.S. Treasury Notes	Dec. 2023	$35,879,836	$20,524
7,508	10 Year U.S. Treasury Notes	Dec. 2023	811,333,250	(13,260,574)
1,597	10 Year U.S. Ultra Treasury Notes	Dec. 2023	178,165,313	(5,182,664)
444	20 Year U.S. Treasury Bonds	Dec. 2023	50,518,875	(535,104)
				(18,957,818)
Short Positions:
1,705	5 Year U.S. Treasury Notes	Dec. 2023	179,637,743	1,497,717
1,161	10 Year Euro-Bund	Dec. 2023	157,901,387	3,608,150
2,020	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	239,748,750	18,478,677
				23,584,544
				$4,626,726
A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/23	BNP	EUR	163,071	$172,576,914	$172,434,364	$—	$(142,550)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/23	GSI	EUR	163,071	$176,155,501	$172,434,364	$3,721,137	$—
Expiring 11/02/23	BNP	EUR	163,071	172,788,905	172,656,231	132,674	—
				$348,944,406	$345,090,595	3,853,811	—
						$3,853,811	$(142,550)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	690,000		$(9,941,055)		$(8,475,910)		$1,465,145
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A24